Income taxes (Schedule Of Deferred Tax Assets And Liabilities) (Details) (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Deferred tax assets—current	€ 3,739	€ 17,967
Deferred tax assets—non-current	1,320	5,955
Deferred tax liabilities—current	0	(36)
Deferred tax liabilities—non-current	(35)	(952)
Net deferred income taxes	€ 5,024	€ 22,934	€ 23,041